Pay vs Performance Disclosure				12 Months Ended
	Jun. 17, 2025 shares	Mar. 15, 2025 shares	Feb. 21, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 16, 2025 $ / shares	Mar. 14, 2025 $ / shares	Feb. 20, 2025 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(2)	Value of initial fixed $100 investment based on:		GAAP Net Income (in millions)(5)	EAD ROE(6)
					Total Stockholder Return(3)	Peer Group Total Stockholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$20,450,903	$36,701,013	$2,359,062	$2,528,950	$151.8	$98.4	$567.2	18.6%
2024	$21,069,074	$39,594,117	$2,026,730	$2,275,989	$138.1	$83.6	$835.0	17.0%
2023	$20,160,023	$27,656,434	$2,073,066	$2,585,143	$124.3	$84.8	$532.7	17.4%
2022	$9,403,691	$9,126,235	$1,033,973	$1,033,973	$85.4	$73.6	$864.8	11.2%

(1)
For each of 2022 and 2023, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin. For 2024, our PEO was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro, Sivin and Zeiden. For 2025, our PEO was Mr. Nierenberg and our non-PEO named executive officers were Messrs. Santoro and Zeiden.

(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.

	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year- End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year-end from prior year-end) of Previously- Granted Equity Awards that Remain Unvested at Year End	Plus Change in Fair Value (as of vesting date from prior year end) of Previously- Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2025	$20,450,903	$(12,000,007)	$27,502,117	$315,106(b)	$384,724(c)	$48,170	$36,701,013
2024	$21,069,074	$(11,999,996)	$29,917,117	$247,043	$71,863	$289,017	$39,594,117
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	$—	$—	$—	$9,126,235
Average of Non-PEO Named Executive Officers
2025	$2,359,062	$(387,501)	$532,855	$7,749(d)	$16,785(e)	$—	$2,528,950
2024	$2,026,730	$(601,759)	$847,906	$4,180	$(1,068)	$—	$2,275,989
2023	$2,073,066	$(749,995)	$1,262,072	$—	$—	$—	$2,585,143
2022	$1,033,973	$—	$—	$—	$—	$—	$1,033,973

(a)
Represents the fair value as of December 31, 2025 of time-vesting and performance-vesting Class B Profits Units granted in 2025 based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year-end from prior year-end of (i) 198,204 unvested time-vesting restricted stock units, (ii) 1,189,241 unvested PSUs, (iii) 214,772 unvested time-vesting Class B Profits Units and (iv) 2,899,299 unvested performance-vesting Class B Profits Units held by Mr. Nierenberg as of December 31, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs and performance-vesting Class B Profits Units is based on the number of shares granted and the market value assuming the maximum level of performance.
(c)
Represents the change in fair value from prior year-end of (i) 100,612 vested Class B Profits Units, which vested on March 15, 2025, (ii) 185,731 shares settled from restricted stock units, which vested on February 21, 2025, and (iii) 192,678 shares of restricted stock, which vested on June 17, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of (i) the Class B Profits Units on vesting is based on $11.65, which was the closing price of a share of our Common Stock on March 14, 2025, which was the last trading day prior to the vesting of the Class B Profits Units; (ii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units; and (iii) the restricted stock awards is based on $11.29, which was the closing price of a share of our Common Stock on June 16, 2025, which was the last trading day prior to the vesting of the restricted stock.

(d)
Represents the average change in fair value as of year-end from prior year-end of (i) unvested and outstanding time-vesting and performance-vesting restricted stock units held by the non-PEO named executive officers as of December 31, 2025, (ii) unvested and outstanding time-vesting and performance-vesting Class B Profits Units held by the non-PEO named executive officers as of December 31, 2025 and (iii) unvested and outstanding LTIP profits units. The fair value of the restricted stock units as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of the restricted stock units as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance. The fair value with respect to the LTIP profits units is based on $72.34 and $50.16 as of December 31, 2025 and 2024, respectively.

(e)
Represents the average change in fair value of (i) time-vesting restricted stock units held by the non-PEO named executive officers and (ii) time-vesting Class B Profits Units held by the non-PEO named executive officers, in each case which vested in 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The value of (i) 18,720 of the Class B Profits Units on vesting is based on $11.89, which was the closing price of a share of our Common Stock on February 21, 2025, which was the last trading day prior to the vesting of such Class B Profits Units; (ii) 19,285 of the Class B Profits Units on vesting is based on $10.83, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day prior to the vesting of such Class B Profits Units; and (iii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units.

(3)
The Total Stockholder Return assumes $100 invested in our common stock for the period starting December 31, 2021 through December 31 of the applicable year.

(4)
The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return. The Peer Group Total Stockholder Return assumes $100 was invested in the NAREIT Mortgage REIT index for the period starting December 31, 2021 through December 31 of the applicable year.

(5)
As reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

(6)
Our reported EAD ROE is a non-GAAP measure. EAD ROE is utilized by our management as a metric because it allows investors and analysts to easily identify and track the operating performance of the assets that form the core of the Company’s activity and enables investors to evaluate the Company’s core performance using the same financial measure that management uses to operate the business. Please refer to Annex A for a discussion and reconciliation of EAD to the most directly comparable GAAP measure. EAD ROE for the applicable year represents reported fiscal year EAD divided by average book value for the same period.

Company Selected Measure Name				EAD ROE
Named Executive Officers, Footnote
(1)
For each of 2022 and 2023, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin. For 2024, our PEO was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro, Sivin and Zeiden. For 2025, our PEO was Mr. Nierenberg and our non-PEO named executive officers were Messrs. Santoro and Zeiden.

Peer Group Issuers, Footnote
(4)
The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return. The Peer Group Total Stockholder Return assumes $100 was invested in the NAREIT Mortgage REIT index for the period starting December 31, 2021 through December 31 of the applicable year.

PEO Total Compensation Amount				$ 20,450,903	$ 21,069,074	$ 20,160,023	$ 9,403,691
PEO Actually Paid Compensation Amount				$ 36,701,013	39,594,117	27,656,434	9,126,235
Adjustment To PEO Compensation, Footnote
(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.

	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year- End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year-end from prior year-end) of Previously- Granted Equity Awards that Remain Unvested at Year End	Plus Change in Fair Value (as of vesting date from prior year end) of Previously- Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2025	$20,450,903	$(12,000,007)	$27,502,117	$315,106(b)	$384,724(c)	$48,170	$36,701,013
2024	$21,069,074	$(11,999,996)	$29,917,117	$247,043	$71,863	$289,017	$39,594,117
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	$—	$—	$—	$9,126,235
Average of Non-PEO Named Executive Officers
2025	$2,359,062	$(387,501)	$532,855	$7,749(d)	$16,785(e)	$—	$2,528,950
2024	$2,026,730	$(601,759)	$847,906	$4,180	$(1,068)	$—	$2,275,989
2023	$2,073,066	$(749,995)	$1,262,072	$—	$—	$—	$2,585,143
2022	$1,033,973	$—	$—	$—	$—	$—	$1,033,973
(a)
Represents the fair value as of December 31, 2025 of time-vesting and performance-vesting Class B Profits Units granted in 2025 based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year-end from prior year-end of (i) 198,204 unvested time-vesting restricted stock units, (ii) 1,189,241 unvested PSUs, (iii) 214,772 unvested time-vesting Class B Profits Units and (iv) 2,899,299 unvested performance-vesting Class B Profits Units held by Mr. Nierenberg as of December 31, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs and performance-vesting Class B Profits Units is based on the number of shares granted and the market value assuming the maximum level of performance.
(c)
Represents the change in fair value from prior year-end of (i) 100,612 vested Class B Profits Units, which vested on March 15, 2025, (ii) 185,731 shares settled from restricted stock units, which vested on February 21, 2025, and (iii) 192,678 shares of restricted stock, which vested on June 17, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of (i) the Class B Profits Units on vesting is based on $11.65, which was the closing price of a share of our Common Stock on March 14, 2025, which was the last trading day prior to the vesting of the Class B Profits Units; (ii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units; and (iii) the restricted stock awards is based on $11.29, which was the closing price of a share of our Common Stock on June 16, 2025, which was the last trading day prior to the vesting of the restricted stock.

(d)
Represents the average change in fair value as of year-end from prior year-end of (i) unvested and outstanding time-vesting and performance-vesting restricted stock units held by the non-PEO named executive officers as of December 31, 2025, (ii) unvested and outstanding time-vesting and performance-vesting Class B Profits Units held by the non-PEO named executive officers as of December 31, 2025 and (iii) unvested and outstanding LTIP profits units. The fair value of the restricted stock units as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of the restricted stock units as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance. The fair value with respect to the LTIP profits units is based on $72.34 and $50.16 as of December 31, 2025 and 2024, respectively.

(e)
Represents the average change in fair value of (i) time-vesting restricted stock units held by the non-PEO named executive officers and (ii) time-vesting Class B Profits Units held by the non-PEO named executive officers, in each case which vested in 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The value of (i) 18,720 of the Class B Profits Units on vesting is based on $11.89, which was the closing price of a share of our Common Stock on February 21, 2025, which was the last trading day prior to the vesting of such Class B Profits Units; (ii) 19,285 of the Class B Profits Units on vesting is based on $10.83, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day prior to the vesting of such Class B Profits Units; and (iii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units.

Non-PEO NEO Average Total Compensation Amount				$ 2,359,062	2,026,730	2,073,066	1,033,973
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,528,950	2,275,989	2,585,143	1,033,973
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.

	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year- End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year-end from prior year-end) of Previously- Granted Equity Awards that Remain Unvested at Year End	Plus Change in Fair Value (as of vesting date from prior year end) of Previously- Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2025	$20,450,903	$(12,000,007)	$27,502,117	$315,106(b)	$384,724(c)	$48,170	$36,701,013
2024	$21,069,074	$(11,999,996)	$29,917,117	$247,043	$71,863	$289,017	$39,594,117
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	$—	$—	$—	$9,126,235
Average of Non-PEO Named Executive Officers
2025	$2,359,062	$(387,501)	$532,855	$7,749(d)	$16,785(e)	$—	$2,528,950
2024	$2,026,730	$(601,759)	$847,906	$4,180	$(1,068)	$—	$2,275,989
2023	$2,073,066	$(749,995)	$1,262,072	$—	$—	$—	$2,585,143
2022	$1,033,973	$—	$—	$—	$—	$—	$1,033,973
(a)
Represents the fair value as of December 31, 2025 of time-vesting and performance-vesting Class B Profits Units granted in 2025 based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year-end from prior year-end of (i) 198,204 unvested time-vesting restricted stock units, (ii) 1,189,241 unvested PSUs, (iii) 214,772 unvested time-vesting Class B Profits Units and (iv) 2,899,299 unvested performance-vesting Class B Profits Units held by Mr. Nierenberg as of December 31, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs and performance-vesting Class B Profits Units is based on the number of shares granted and the market value assuming the maximum level of performance.
(c)
Represents the change in fair value from prior year-end of (i) 100,612 vested Class B Profits Units, which vested on March 15, 2025, (ii) 185,731 shares settled from restricted stock units, which vested on February 21, 2025, and (iii) 192,678 shares of restricted stock, which vested on June 17, 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of (i) the Class B Profits Units on vesting is based on $11.65, which was the closing price of a share of our Common Stock on March 14, 2025, which was the last trading day prior to the vesting of the Class B Profits Units; (ii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units; and (iii) the restricted stock awards is based on $11.29, which was the closing price of a share of our Common Stock on June 16, 2025, which was the last trading day prior to the vesting of the restricted stock.

(d)
Represents the average change in fair value as of year-end from prior year-end of (i) unvested and outstanding time-vesting and performance-vesting restricted stock units held by the non-PEO named executive officers as of December 31, 2025, (ii) unvested and outstanding time-vesting and performance-vesting Class B Profits Units held by the non-PEO named executive officers as of December 31, 2025 and (iii) unvested and outstanding LTIP profits units. The fair value of the restricted stock units as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The fair value of the restricted stock units as of December 31, 2025 is based on $10.90 per share, which was the closing price of a share of our Common Stock on December 31, 2025, which was the last trading day of the year. The amount shown with respect to the PSUs is based on the number of shares granted and the market value assuming the maximum level of performance. The fair value with respect to the LTIP profits units is based on $72.34 and $50.16 as of December 31, 2025 and 2024, respectively.

(e)
Represents the average change in fair value of (i) time-vesting restricted stock units held by the non-PEO named executive officers and (ii) time-vesting Class B Profits Units held by the non-PEO named executive officers, in each case which vested in 2025. The fair value as of December 31, 2024 is based on $10.83 per share, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day of the year. The value of (i) 18,720 of the Class B Profits Units on vesting is based on $11.89, which was the closing price of a share of our Common Stock on February 21, 2025, which was the last trading day prior to the vesting of such Class B Profits Units; (ii) 19,285 of the Class B Profits Units on vesting is based on $10.83, which was the closing price of a share of our Common Stock on December 31, 2024, which was the last trading day prior to the vesting of such Class B Profits Units; and (iii) the restricted stock units on vesting is based on $11.98, which was the closing price of a share of our Common Stock on February 20, 2025, which was the last trading day prior to the vesting of the restricted stock units.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table presents the financial performance measures that the Company considered the most important in linking compensation actually paid to our PEO and our non-PEO named executive officers for 2025 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures
EAD ROE Economic return Earnings Available for Distribution Book value growth Cost savings

Total Shareholder Return Amount				$ 151.8	138.1	124.3	85.4
Peer Group Total Shareholder Return Amount				98.4	83.6	84.8	73.6
Net Income (Loss)				$ 567,200,000	$ 835,000,000	$ 532,700,000	$ 864,800,000
Company Selected Measure Amount				18.6	17	17.4	11.2
PEO Name				Mr. Nierenberg
Share Price | $ / shares				$ 10.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Restricted Stock, Nonvested, Number | shares				198,204
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Performance Share Units Nonvested Number | shares				1,189,241
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Time Vesting Restricted Stock Class B Profits Units Nonvested Number | shares				214,772
Measure:: 1
Pay vs Performance Disclosure
Name				EAD ROE
Non-GAAP Measure Description
(6)
Our reported EAD ROE is a non-GAAP measure. EAD ROE is utilized by our management as a metric because it allows investors and analysts to easily identify and track the operating performance of the assets that form the core of the Company’s activity and enables investors to evaluate the Company’s core performance using the same financial measure that management uses to operate the business. Please refer to Annex A for a discussion and reconciliation of EAD to the most directly comparable GAAP measure. EAD ROE for the applicable year represents reported fiscal year EAD divided by average book value for the same period.

Measure:: 2
Pay vs Performance Disclosure
Name				Economic return
Measure:: 3
Pay vs Performance Disclosure
Name				Earnings Available for Distribution
Measure:: 4
Pay vs Performance Disclosure
Name				Book value growth
Measure:: 5
Pay vs Performance Disclosure
Name				Cost savings
PEO [Member]
Pay vs Performance Disclosure
Share Price | $ / shares				$ 10.9	$ 10.83			$ 11.29		$ 11.98
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Performance Vesting Class B Profits restricted stock units Nonvested Number | shares				2,899,299
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Time Vesting Restricted Stock Units, Vested in Period | shares		100,612
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Restricted Stock, Vested in Period | shares	192,678		185,731
Share Price of Class B Profits Units | $ / shares									$ 11.65
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (12,000,007)	$ (11,999,996)	$ (8,749,984)	$ (4,999,994)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				27,502,117	29,917,117	14,724,238	4,722,538
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				315,106	247,043	967,244
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				384,724	71,863	217,726
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 48,170	$ 289,017	337,187
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share Price | $ / shares				$ 10.9	$ 10.83					$ 11.98
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Time Vesting Restricted Stock Class B Profits Units Nonvested Number | shares				18,720	19,285
Share Price of Class B Profits Units | $ / shares			$ 11.89		$ 10.83
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Long Term Incentive Plan Profit Units, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 72.34	$ 50.16
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (387,501)	$ (601,759)	(749,995)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				532,855	847,906	1,262,072
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,749	4,180
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,785	(1,068)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount